Stockholders' Equity (Schedule of Re-measured Warrant Valuation Assumptions) (Details) (USD $)	3 Months Ended	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Oct. 28, 2011
Stockholders Equity Note [Line Items]
Exercise price of warrants			1.0
Stock compensation expense	$ 32,484	$ 95,292
Stock compensation expense increase (decrease)	$ (2,787)	$ (1,331)
Re-measurement Unvested Warrant [Member]
Stockholders Equity Note [Line Items]
Number of shares underlying the warrants		18,750
Exercise price of warrants	3.15	3.15
Volatility		197.00%
Risk-free interest rate		0.24%
Expected dividend yield		0.00%
Expected life (years)		1.67